Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of finance income and expenses [Abstract]
Schedule of Financing Income
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
Finance income:	NIS	NIS	NIS	US Dollars

Interest from Short-term bank deposits	4,237	4,258	4,644	1,328
Dividends	4,241	5,378	5,201	1,329
Changes in fair value of financial assets at fair values	31,899	(*) 23,802	3,567	10,000
Income from revaluation of a long-term financial assets	1,143	(*) 2,049	2,030	358
Foreign currency differences	-	367	676	-
Interest Income of debentures held for trading	3,141	3,811	4,207	985
Other interest	123	76	38	39
Total finance income	44,784	39,741	20,363	14,039

Schedule of Financing Expenses
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
Finance expenses:	NIS	NIS	NIS	US Dollars

Bank fees	525	586	535	165
Portfolio management fees	587	1,107	204	184
Foreign currency differences	1,181	-	-	370
Other	335	240	782	105
Total finance expenses	2,628	1,933	1,521	824